Provisions and Contingent Provisions	12 Months Ended
Dec. 31, 2023
Provisions and Contingent Provisions [Abstract]
PROVISIONS AND CONTINGENT PROVISIONS

NOTE 19 - PROVISIONS AND CONTINGENT PROVISIONS

As of December 31, 2023 and 2022, the composition is as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$

Provisions for personnel salaries and expenses	81,907	99,424
Provisions for lawsuits and litigations	4,504	5,533
Provision for loyalty programmes	38	38
Provision for operational risks	2,993	5,149
Provision for other contingencies	19,391	63,232
Provisions for mandatory dividends	148,921	237,683
Provision for interest of perpetual bonds	5,112	4,966
Provisions for contingent loan	21,105	44,997
Total	283,971	461,022

a.	Below is the activity regarding provisions during the years ended December 31, 2023, 2022 and 2021:

	Personnel salaries and expenses	Lawsuit and litigations	Loyalty programme	Operational risks	Contingencies	Mandatory Dividend	Interest of perpetual bonds	Contingent loan	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2023	99,424	5,533	38	5,149	63,232	237,683	4,966	44,997	461,022
Provisions established	72,090	556		1,254	2,133	148,921	15,157	67,403	307,514
Application of provisions	(72,840)	(1,585)		(3,410)	(45,974)	(237,683)	(15,011)		(376,503)
Provisions released	(15,474)	-	-	-	-	-	-	(91,269)	(106,743)
Other	(1,293)	-	-	-	-	-	-	(26)	(1,319)
Balances as of December 31, 2023	81,907	4,504	38	2,993	19,391	148,921	5,112	21,105	283,971
Balances as of January 1, 2022	109,001	3,035	38	1,578	52,205	252,740	4,995	40,357	463,949
Provisions established	121,779	2,963	-	4,053	24,365	237,683	30,523	110,211	531,577
Application of provisions	(132,340)	(465)	-	(482)	(13,338)	(252,740)	(30,552)	-	(429,917)
Provisions released	(1,748)	-	-	-	-	-	-	(105,687)	(107,435)
Other	2,732	-	-	-	-	-	-	116	2,848
Balances as of December 31, 2022	99,424	5,533	38	5,149	63,232	237,683	4,966	44,997	461,022
Balances as of January 1, 2021	102,958	2,411	38	-	32,726	164,284	-	28,247	330,664
Provisions established	90,363	624	-	1,578	30,413	252,740	4,995	73,201	453,914
Application of provisions	(80,768)	-	-	-	-	-	-	-	(80,768)
Provisions released	(1,836)	-	-	-	(10,934)	(164,284)	-	(63,654)	(240,708)
Other	(1,716)	-	-	-	-	-	-	2,563	847
Balances as of December 31, 2021	109,001	3,035	38	1,578	52,205	252,740	4,995	40,357	463,949

b.	Provisions for personnel salaries and expenses includes:

	As of December 31,
	2023	2022
	MCh$	MCh$
Provision for short-term benefits	79,829	97,866
Provision for long-term benefits	1,450	926
Provision for senioruty compensation	585	601
Provision for other personnel benefits	43	31
Total	81,907	99,424

c.	Provisions for contingent loan risk

Provision for contingent loan arise from contingent liabilities and loan commitments. ECL allowance related to contingent loan are included in ECL allowance in the income statements for the year. The contingent portfolio is presented in Note 24.

An analysis of changes in the corresponding ECL allowance as of December 31, 2023 and 2022 is as follows:

	December 31, 2023
	Stage 1	Stage 2	Stage 3	TOTAL
ECL allowance at January 1, 2023	26,316	8,789	9,892	44,997
Transfer
Transfers from stage 1 to stage 2	(2,645)	5,559	-	2,914
Transfers from stage 1 to stage 3	(142)	-	1,241	1,099
Transfers from stage 2 to stage 3	-	(2,471)	7,507	5,036
Transfers from stage 2 to stage 1	1,858	(9,253)	-	(7,395)
Transfers from stage 3 to stage 2	-	2,187	(5,044)	(2,857)
Transfers from stage 3 to stage 1	3	-	(213)	(210)
Net changes of the exposure and modifications in credit risk	(14,442)	(1,389)	(6,647)	(22,478)
Write-off	-	-	-	-
Other adjustments	1	(2)	-	(1)
At December 31, 2023	10,949	3,420	6,736	21,105

	December 31, 2022
	Stage 1	Stage 2	Stage 3	TOTAL
ECL allowance at January 1, 2022	23,029	9,599	7,729	40,357
Transfer
Transfers from stage 1 to stage 2	(1,585)	4,719	-	3,134
Transfers from stage 1 to stage 3	(143)	-	2,846	2,703
Transfers from stage 2 to stage 3	-	(1,860)	6,124	4,264
Transfers from stage 2 to stage 1	1,832	(7,467)	-	(5,635)
Transfers from stage 3 to stage 2	-	3,762	(2,926)	836
Transfers from stage 3 to stage 1	1	-	(78)	(77)
Net changes of the exposure and modifications in credit risk	2,998	35	(3,801)	(768)
Write-off	-	-	-	-
Other adjustments	184	1	-2	183
At December 31, 2022	26,316	8,789	9,892	44,997